Average Annual Total Returns			24 Months Ended	72 Months Ended	105 Months Ended
		Jul. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.09%
Bramshill Income Performance Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		3.10%	2.70%	3.09%
Performance Inception Date	[1]	Apr. 11, 2016
Bramshill Income Performance Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Average Annual Return, Percent	[1]		1.37%	1.42%	1.81%
Bramshill Income Performance Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		1.88%	1.58%	1.88%

[1]	As of the date of this prospectus, Investor Class shares have not commenced operations and do not have performance information.